Ordinary shares, share premium, and other equity - Called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 66,882	[1]	£ 65,660	[1]	£ 63,779
Issue of shares under employee share schemes		295	[1]	346	[1]	579
Repurchase of shares	[1]	(1,200)
Other movements		(14)	[1]	5	[1]	3
Ending balance, equity		70,041	[2]	66,882	[1]	65,660	[1]
Total share capital and share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[3]	4,637		4,594		4,311
Issue of shares under employee share schemes	[3]	60		43		101
AT1 securities issuance		0		0
Repurchase of shares	[3]	(161)
AT1 securities redemption				0
Other movements		0		0
Ending balance, equity	[3]	4,536		4,637		4,594
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[3]	11,172		10,871		9,632
Issue of shares under employee share schemes		0		0
AT1 securities issuance		1,078		1,142
Repurchase of shares		0
AT1 securities redemption				(831)
Other movements	[3]	9		(10)		1
Ending balance, equity	[3]	£ 12,259		£ 11,172		£ 10,871
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares		17,359		17,322
Issued to staff under share incentive plans		37		37
Repurchase of shares		(644)
Ending balance, shares		16,752		17,359		17,322
Ordinary shares | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 4,340		£ 4,331
Issue of shares under employee share schemes		9		9
AT1 securities issuance		0		0
Repurchase of shares		(161)		0
AT1 securities redemption				0
Other movements		0		0
Ending balance, equity		4,188		4,340		£ 4,331
Ordinary shares | Ordinary share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		297		263
Issue of shares under employee share schemes		51		34
AT1 securities issuance		0		0
Repurchase of shares		0
AT1 securities redemption				0
Other movements		0		0
Ending balance, equity		£ 348		£ 297		£ 263

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	For further details refer to Note 28.